UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21411

 NAME OF REGISTRANT:                     Eaton Vance Senior Floating-Rate
                                         Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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


Eaton Vance Senior Floating-Rate Trust
--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK FLTING RT INCOME STRA FD INC                                                      Agenda Number:  934647655
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255X100
    Meeting Type:  Annual
    Meeting Date:  25-Jul-2017
          Ticker:  FRA
            ISIN:  US09255X1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MICHAEL J. CASTELLANO                                     Mgmt          For                            For
       CYNTHIA L. EGAN                                           Mgmt          For                            For
       CATHERINE A. LYNCH                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CAESARS ENTERTAINMENT CORPORATION                                                           Agenda Number:  934796232
--------------------------------------------------------------------------------------------------------------------------
        Security:  127686103
    Meeting Type:  Annual
    Meeting Date:  30-May-2018
          Ticker:  CZR
            ISIN:  US1276861036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Mark Frissora                                             Mgmt          For                            For
       James Hunt                                                Mgmt          For                            For
       John Dionne                                               Mgmt          For                            For
       Richard Schifter                                          Mgmt          Withheld                       Against

2.     To ratify the appointment of Deloitte &                   Mgmt          For                            For
       Touche LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2018.

3.     To transact such other business as may                    Mgmt          Against                        Against
       properly come before the meeting or any
       adjournment of the meeting.




--------------------------------------------------------------------------------------------------------------------------
 INVESCO                                                                                     Agenda Number:  934664067
--------------------------------------------------------------------------------------------------------------------------
        Security:  46131H107
    Meeting Type:  Annual
    Meeting Date:  08-Sep-2017
          Ticker:  VVR
            ISIN:  US46131H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       TERESA M. RESSEL                                          Mgmt          For                            For
       LARRY SOLL                                                Mgmt          For                            For
       PHILIP A. TAYLOR                                          Mgmt          For                            For
       CHRISTOPHER L. WILSON                                     Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME FUND                                                            Agenda Number:  934734511
--------------------------------------------------------------------------------------------------------------------------
        Security:  67072T108
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JFR
            ISIN:  US67072T1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN FLOATING RATE INCOME OPPORTUNITY                                                     Agenda Number:  934734511
--------------------------------------------------------------------------------------------------------------------------
        Security:  6706EN100
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JRO
            ISIN:  US6706EN1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN PREFERED & CONVERTIBLE INCOME 2                                                      Agenda Number:  934734523
--------------------------------------------------------------------------------------------------------------------------
        Security:  67073D102
    Meeting Type:  Annual
    Meeting Date:  11-Apr-2018
          Ticker:  JQC
            ISIN:  US67073D1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1B.    DIRECTOR
       Margo L. Cook                                             Mgmt          For                            For
       Jack B. Evans                                             Mgmt          For                            For
       Albin F. Moschner                                         Mgmt          For                            For
       William J. Schneider                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOYA PRIME RATE TRUST                                                                       Agenda Number:  934624431
--------------------------------------------------------------------------------------------------------------------------
        Security:  92913A100
    Meeting Type:  Annual
    Meeting Date:  06-Jul-2017
          Ticker:  PPR
            ISIN:  US92913A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       COLLEEN D. BALDWIN                                        Mgmt          For                            For
       JOHN V. BOYER                                             Mgmt          For                            For
       PATRICIA W. CHADWICK                                      Mgmt          For                            For
       PETER S. DROTCH                                           Mgmt          For                            For
       MARTIN J. GAVIN                                           Mgmt          For                            For
       RUSSELL H. JONES                                          Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          Withheld                       Against
       JOSEPH E. OBERMEYER                                       Mgmt          For                            For
       SHERYL K. PRESSLER                                        Mgmt          For                            For
       CHRISTOPHER P. SULLIVAN                                   Mgmt          For                            For
       ROGER B. VINCENT                                          Mgmt          For                            For
       SHAUN P. MATHEWS                                          Mgmt          Withheld                       Against



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Senior Floating-Rate Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/13/2018